Premises and Equipment (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation expense
Depreciation expense	$ 1,605	$ 1,858	$ 1,940